Reinsurance (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Disclosures [Abstract]
Deposit assets in premiums, reinsurance, and other receivables or secondary guarantee risk for reinsurance	$ 2,300,000,000	$ 2,300,000,000
Deposit liabilities in other liabilities for reinsurance	35,000,000	37,000,000
Ceded Credit Risk [Line Items]
Reinsurance recoverables	14,900,000,000	14,400,000,000
Mortality Risk [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	90.00%
Retention amount	2,000,000
Mortality Risk on Case by Case Basis [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Retention amount	20,000,000
Quota Share Reinsurance for Certain Disability Business [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	100.00%
Mortality Risk on Yearly Renewable Term Basis [Member]
Reinsurance Retention Policy [Line Items]
Retention amount	5,000,000
Modified Coinsurance of Closed Block [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	59.25%
Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Reinsurance recoverables	5,900,000,000	5,600,000,000
Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	10,800,000,000	10,600,000,000
Five largest reinsurers, reinsurance recoverables percentage	73.00%	74.00%
Five Largest Ceded Reinsurers [Member] | Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 2,600,000,000	$ 2,600,000,000